Note 8 - Stock-based Compensation - Weighted Average Assumptions (Details) - $ / shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Risk-free interest rate	2.39%	1.10%
Expected dividend yield
Expected volatility	93.90%	101.30%
Expected life of options (Year)	5 years	5 years
Grant date fair value (in dollars per share)	$ 2.14	$ 0.85